SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance		3,000,000	3,000,000
Stock based compensation		$ 4	$ 153	$ 155
Maximum term		7 years
Vesting period		3 years
Weighted average grant date fair value		$ 0.11	$ 0.081
Employees and Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			60,000
Four Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	20,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Shareholder Bonus Rights Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock issuable		15.00%
Percentage of discount on common stock at market price		50.00%
Maximum term		10 years
Redemption price of rights		$ 0.003